Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations (1)
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	(1) The deferred compensation obligations are unsecured obligations of Onto Innovation Inc. to pay up to $25,000,000 of deferred compensation in the future in accordance with the terms of the Onto Innovation Nonqualified Deferred Compensation Plan (the "Plan"). (2) Calculated in accordance with Rule 457(h) of the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee and based on an estimate of the amount of compensation participants may defer under the Plan.